Capital Surplus	12 Months Ended
Mar. 31, 2011
Capital Surplus
Capital Surplus
(12)	Capital Surplus

The changes in capital surplus include the effect of changes in the Company's ownership interest in its consolidated subsidiaries. The net income (loss) attributable to Hitachi, Ltd. and transfers from (to) noncontrolling interests for the years ended March 31, 2011 and 2010 are as follows:

	Yen(millions)
	2011	2010
Net income (loss) attributable to Hitachi, Ltd.	238,869	(106,961)
Transfers from (to) the noncontrolling interests Decrease in capital surplus for purchase of five listed subsidiaries' ownership interests to convert them into wholly owned subsidiaries	(6,713)	(58,175)
Other	(1,516)	(6,823)

Net transfers from (to) noncontrolling interests	(8,229)	(64,998)

Change from net income (loss) attributable to Hitachi, Ltd. and transfers from (to) noncontrolling interests	230,640	(171,959)

The purchase of five listed subsidiaries' ownership interests is related to the purchase of the noncontrolling interests of Hitachi Information Systems, Ltd., Hitachi Software Engineering Co., Ltd., Hitachi Systems & Services, Ltd., Hitachi Plant Technologies, Ltd. and Hitachi Maxell, Ltd. for the purpose of converting them into wholly owned subsidiaries. As a result, Hitachi Information Systems, Ltd., Hitachi Software Engineering Co., Ltd. and Hitachi Systems & Services, Ltd. had been converted into wholly owned subsidiaries during the year ended March 31, 2010, and Hitachi Plant Technologies, Ltd. and Hitachi Maxell, Ltd. had been converted into wholly owned subsidiaries during the year ended March 31, 2011. On October 1, 2010 when Hitachi Systems & Services, Ltd., was merged into Hitachi Software Engineering Co., Ltd., Hitachi Solutions, Ltd. was established. The total decreases in noncontrolling interests during the years ended March 31, 2011 and 2010 resulting from these equity transactions were ¥8,667 million and ¥193,880 million, respectively.